Description of Business and Organization (Details Narrative) (10-K) - KRW (₩)		6 Months Ended	12 Months Ended
	Jul. 25, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares issued		22,927,992	22,061,317	245,286
Common stock, shares outstanding		22,927,992	22,061,317	245,286
Pollex, Inc. [Member]
Adjustment of operation		₩ 0	₩ 0
Common stock, shares issued		1,012,233	1,012,233
Common stock, shares outstanding		1,012,233	1,012,233
Number of restricted shares exchange of its common stock		1,026,317	1,026,317
Pollex, Inc. [Member] | Restricted Stock [Member]
Equity interest shares exchange during the period			1,026,317
Share Exchange Agreement [Member] | e-Marine Co., Ltd [Member]
Equity interest, percentage	100.00%
Share Exchange Agreement [Member] | e-Marine Co., Ltd [Member] | Restricted Stock [Member]
Equity interest shares exchange during the period	14,975,000